LOOMIS SAYLES RETAIL EQUITY FUNDS

Supplement dated June 1, 2007 to the Loomis Sayles Retail Equity Funds Prospectus February 1, 2007, as may be revised and supplemented from time to time

Effective August 1, 2007, the name of the Distributor of the Funds (the “Distributor”) will change from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P., and all references to the Distributor will change as such.

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Effective September 1, 2007, the following text replaces the “Limits on Frequent Trading” paragraph within the sub-section “Restrictions on Buying, Selling and Exchanging Shares” in the section “General Information”:

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to refuse any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

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Effective June 1, 2007, the Loomis Sayles Value Fund is no longer offered in this prospectus.

M-LSSP81-0607

LOOMIS SAYLES RETAIL INCOME FUNDS

Supplement dated June 1, 2007 to the Loomis Sayles Retail Income Funds Prospectus, dated February 1, 2007, as may be revised and supplemented from time to time

ALL FUNDS

Effective August 1, 2007, the name of the Distributor of the Funds (the “Distributor”) will change from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P., and all references to the Distributor will change as such.

*******

Effective September 1, 2007, the following text replaces the “Limits on Frequent Trading” paragraph within the sub-section “Restrictions on Buying, Selling and Exchanging Shares” in the section “General Information”:

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to refuse any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

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LOOMIS SAYLES BOND FUND ONLY

Effective July 1, 2007, Loomis Sayles has given a binding undertaking to the Loomis Sayles Bond Fund to limit the amount of the Loomis Sayles Bond Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.70%, 0.95% and 1.20% of the Fund’s average daily net assets for Institutional shares, Retail shares and Admin shares, respectively.

Accordingly, the Annual Fund Operating Expenses table, and the Example table within the section “Fees and Expenses of the Funds” of the prospectus are amended and restated as follows with respect to the Loomis Sayles Bond Fund:

ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Fund/Class	Manage-ment Fees	Distribut-ion (12b-1) Fees	Other Expenses*	Total Annual Fund Operating Expenses	Fee Waiver/ Reimbur-sement†	Net Expenses†
Loomis Sayles Bond Fund[1]
Institutional Class	0.56%	0.00%	0.19%	0.75%	0.05%	0.70%
Retail Class	0.56%	0.25%	0.21%	1.02%	0.06%	0.96%
Admin Class	0.56%	0.25%	0.49%**	1.30%	0.09%	1.21%

*

Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

**	Other expenses include an administrative services fee of 0.25% for Admin Class shares.
1

Loomis Sayles has given a binding undertaking to the Loomis Sayles Bond Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.70%, 0.95% and 1.20% of the Fund’s average daily net assets for Institutional shares, Retail shares and Admin shares, respectively. This undertaking is in effect from July 1, 2007 through January 31, 2008 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

†	Fee Waiver/Reimbursement and Net Expenses have been restated to reflect the current expense cap arrangement.

EXAMPLE

Fund/Class	1 Year*	3 Years*	5 Years*	10 Years*
Loomis Sayles Bond Fund
Institutional Class	$74	$237	$414	$928
Retail Class	$100	$321	$560	$1,245
Admin Class	$127	$407	$708	$1,564

*

The example for the Loomis Sayles Bond Fund is based on the Net Expenses for the first seven months and on the Total Annual Fund Operating Expenses for the remainder of the one-year period and the remaining periods.

M-LSSP82-0607

LOOMIS SAYLES INSTITUTIONAL FUNDS

Supplement dated June 1, 2007 to the Loomis Sayles Institutional Funds Prospectus dated February 1, 2007, as may be revised and supplemented from time to time.

Effective August 1, 2007, the name of the Distributor of the Funds (the “Distributor”) will change from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P., and all references to the Distributor will change as such.

*******

Effective September 1, 2007, the following text replaces the “Limits on Frequent Trading” paragraph within the sub-section “Restrictions on Buying, Selling and Exchanging Shares” in the section “General Information”:

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to refuse any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

M-LSSP80-0607

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

LOOMIS SAYLES SECURITIZED ASSET FUND

(the “Funds”)

Supplement dated June 1, 2007 to the Loomis Sayles High Income Opportunities Fund and Loomis Sayles Securitized Asset Fund Prospectus dated February 1, 2007, as may be revised and supplemented from time to time.

Effective August 1, 2007, the name of the Distributor of the Funds (the “Distributor”) will change from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P., and all references to the Distributor will change as such.

*******

Effective September 1, 2007, the following text replaces the “Limits on Frequent Trading” paragraph within the sub-section “Restrictions on Buying, Selling and Exchanging Shares” in the section “General Information”:

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to refuse any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

M-LSSP79-0607